UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-21689
                                                      ---------

                          The Piedmont Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)


       120 Club Oaks Court, Suite 200, Winston-Salem, North Carolina 27104
       -------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 336-765-2020
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2006
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                        Shares     (Note 1)                                              Shares         (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

COMMON STOCKS - 97.84%                                             Healthcare - Services - 8.51%
                                                                   *  Laboratory Corp of
Advertising - 2.16%                                                      America Holdings                 5,038       $     313,515
    Omnicom Group, Inc.                  3,296    $     293,641       Quest Diagnostics                   5,544             332,196
                                                  -------------
Aerospace/Defense - 2.13%                                          *  WellPoint Inc.                      7,000             509,390
    Raytheon Company                     6,500          289,705                                                       -------------
                                                  -------------                                                           1,155,101
Apparel - 2.05%                                                                                                       -------------
    Nike, Inc.                           3,428          277,668    Home Builders - 1.61%
                                                  -------------       Lennar Corporation                  4,938             219,099
                                                                                                                      -------------
Banks - 4.29%
    U.S. Bancorp                         9,304          287,307
    Wells Fargo Company                  4,396          294,884    Insurance - 5.89%
                                                  -------------
                                                        582,191       American International
                                                  -------------          Group, Inc.                      4,391             259,288
Beverages - 2.16%                                                     Marsh & McClennan Cos Inc.          9,401             252,793
    PepsiCo., Inc.                       4,874          292,635       The Chubb Corporation               5,773             288,073
                                                  -------------                                                       -------------
                                                                                                                            800,154
                                                                                                                      -------------
                                                                   Machinery - Diversified - 4.53%
Biotechnology - 3.51%                                                 Cummins Inc.                        2,689             328,730
*   Amgen, Inc.                          7,300          476,179
                                                  -------------       Deere & Company                     3,434             286,705
                                                                                                                      -------------
Cosmetics/Personal Care - 2.06%                                                                                             615,435
    The Procter & Gamble Company         5,039          280,168                                                       -------------
                                                  -------------     Media - 1.98%
Data Processing & Preparation - 1.85%                                 Meredith Corporation                5,414             268,209
*   Affiliated Computer Services, Inc.   4,869          251,289                                                       -------------
                                                  -------------
                                                                   Miscellaneous - Manufacturing - 6.38%
Diversified Financial Services - 7.55%                                Danaher Corporation                 4,415             283,973
    Ameriprise Financial Inc.            8,100          361,827       Dover Corporation                   6,090             301,029
                                                                      Ingersoll-Rand Co Ltd.              6,556             280,466
    The Charles Schwab Corp             18,884          301,766                                                       -------------
    The Goldman Sachs Group, Inc.        2,400          361,032                                                             865,468
                                                  -------------                                                       -------------
                                                      1,024,625    Office Equipment -1.04%
                                                  -------------    *  Xerox Corporation                  10,191             141,757
Electronics - 2.15%                                                                                                   -------------
*   Thermo Electron Corp                 8,043          291,478
                                                  -------------    Oil & Gas Services - 12.65%
                                                                      Hess Corporation                    5,955             314,722
Forest Products & Paper - 1.92%                                       Halliburton Company                 3,712             275,468
    International Paper Company          8,073          260,758    *  Nabors Industries Ltd.              7,469             252,377
                                                  -------------       Occidental Petroleum
                                                                         Corporation                      2,895             296,882
Healthcare - Products - 3.68%                                         Schlumberger Ltd.                   4,596             299,246

    Biomet, Inc.                         7,568          236,803    *  Transocean Inc.                     3,477             279,273
    Medtronic, Inc.                      5,593          262,423                                                       -------------
                                                  -------------                                                           1,717,968
                                                        499,226                                                       -------------
                                                  -------------    Packaging & Containers - 1.93%
                                                                      Sealed Air Corporation              5,024             261,650
                                                                                                                      -------------

                                                                   Pharmaceuticals - 1.92%
                                                                     *  Forest Laboratories, Inc.         6,752             261,235
                                                                                                                      -------------


                                                                                                                        (Continued)


THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                        Shares       (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

Retail - 7.99%                                                     Summary of Investments by Industry
    Lowe's Companies, Inc.               4,428    $     268,647                                          % of Net           Market
    Staples, Inc.                       11,195          272,262    Industry                               Assets             Value
    Home Depot, Inc.                     6,978          249,743    -----------------------------------------------------------------
    Wal-Mart Stores, Inc.                6,111          294,367
                                                  -------------    Advertising                            2.16%           $ 293,641
                                                      1,085,019    Aerospace/Defense                      2.13%             289,705
                                                  -------------    Apparel                                2.05%             277,668
Semiconductors - 3.70%                                             Banks                                  4.29%             582,191
*   Altera Corp                         13,969          245,156    Beverages                              2.16%             292,635
    Texas Instruments, Inc.              8,496          257,344    Biotechnology                          3.51%             476,179
                                                  -------------    Cosmetics/Personal Care                2.06%             280,168
                                                        502,500    Data Processing & Preparation          1.85%             251,289
                                                  -------------    Diversified Financial Services         7.55%           1,024,625
Software - 2.35%                                                   Electronics                            2.15%             291,478
*   Intuit Inc.                          5,284          319,101    Forest Products & Paper                1.92%             260,758
                                                  -------------    Healthcare - Products                  3.68%             499,226
Telecommunications - 1.85%                                         Healthcare - Services                  8.51%           1,155,101
    Motorola, Inc.                      12,442          250,706    Home Builders                          1.61%             219,099
                                                  -------------    Insurance                              5.89%             800,154
                                                                   Investment Company                     1.96%             265,818
Total Common Stocks (Cost $13,591,110)               13,282,965    Machinery - Diversified                4.53%             615,435
                                                  -------------    Media                                  1.98%             268,209
                                                                   Miscellaneous Manufacturing            6.38%             865,468
INVESTMENT COMPANY - 1.96%                                         Office Equipment                       1.04%             141,757
    Evergreen Institutional Money Market Fund                      Oil & Gas Services                    12.65%           1,717,968
       (Cost $265,818)                 265,818          265,818    Packaging & Containers                 1.93%             261,650
                                                  -------------    Pharmaceuticals                        1.92%             261,235
                                                                   Retail                                 7.99%           1,085,019
Total Investments (Cost $13,856,928) - 99.80%     $  13,548,783    Semiconductors                         3.70%             502,500
Other Assets less Liabilities - 0.20%                    26,649    Software                               2.35%             319,101
                                                  -------------    Telecommunications                     1.85%             250,706
                                                                   ----------------------------------------------------------------
Net Assets - 100.00%                              $  13,575,432    Total                                 99.80%        $ 13,548,783
                                                  =============
 *  Non-income producing investment.





Aggregate cost for federal income tax purposes is $13,857,224.
Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:



Aggregate gross unrealized appreciation           $     371,593
Aggregate gross unrealized depreciation                (680,034)
                                                  -------------
Net unrealized appreciation                       $    (308,441)
                                                  =============







                                                                                                                         (Continued)

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------   ----------------------------------------------------------------

Note 1 - Investment Valuation

The  Fund's  investments  in  securities  are  carried at value.
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m.
Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing
Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.







ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Piedmont Investment Trust


By: (Signature and Title)      /s/ David M. Clark III
                               __________________________________________
                               David M. Clark III, Trustee, President,
                               Treasurer, Principal Executive Officer
                               and Principal Financial Officer

Date: August 21, 2006








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)      /s/ David M. Clark III
                               __________________________________________
                               David M. Clark III, Trustee, President,
                               Treasurer, Principal Executive Officer
                               and Principal Financial Officer
                               The Piedmont Investment Trust

Date: August 21, 2006